Organization and Basis of Presentation - Schedule of Percentage of Ownership (Details)	12 Months Ended
Oct. 31, 2024
Jiuzi Holdings, Inc.(“Jiuzi Holdings”) [Member]
Schedule of Percentage of Ownership [Line Items]
Registered Location	Cayman
Percentage of ownership
Date of incorporation	Oct. 10, 2019
Principal activities	Investment holding
Jiuzi New York Inc. (“Jiuzi New York”) [Member]
Schedule of Percentage of Ownership [Line Items]
Registered Location	U.S.A.
Percentage of ownership	100.00%
Date of incorporation	Apr. 03, 2023
Principal activities	Corporate investment consulting
Jiuzi New Energy International Holding Group (Hongkong) Limited (“New Energy Holding HK”) [Member]
Schedule of Percentage of Ownership [Line Items]
Registered Location	Hong Kong
Percentage of ownership	100.00%
Date of incorporation	May 23, 2023
Principal activities	Corporate investment consulting
Shenzhen Jiuzi New Energy Holding Group Co., Ltd. (“Shenzhen Jiuzi”) [Member]
Schedule of Percentage of Ownership [Line Items]
Registered Location	Shenzhen
Percentage of ownership	100.00%
Date of incorporation	Aug. 01, 2023
Principal activities	Proprietary brand batteries, electronic power equipment, mobile phones and accessories sales